Subsequent events (Details Narrative) - Subsequent Event [Member] - Chemomab Therapeutics Ltd [Member] - USD ($) $ in Millions		1 Months Ended	3 Months Ended
	Jul. 07, 2026	Sep. 30, 2026	Sep. 30, 2026
Subsequent Event [Line Items]
Gross proceeds	$ 30
Pre-funded Warrants [Member]
Subsequent Event [Line Items]
Number of shares issued		62,771,680
Number of ADSs issued		784,646
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of shares issued			1,468,920
Number of ADSs issued			18,361
Combined Company [Member] | Scipher Securityholders [Member]
Subsequent Event [Line Items]
Ownership percentage	68.00%
Combined Company [Member] | Chemomab Securityholders [Member]
Subsequent Event [Line Items]
Ownership percentage	32.00%